Retirement benefit plan, Change in Other Comprehensive Loss (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive gains/(losses) [Abstract]
Total other comprehensive gain/(loss)	SFr (956)	SFr (726)	SFr 1,304
Defined Benefit Plan [Member]
Other comprehensive gains/(losses) [Abstract]
Effect of changes in demographic assumptions	0	1,428	1,138
Effect of changes in financial assumptions	156	(71)	(2,171)
Effect of changes in experience assumptions	(252)	(931)	(2,003)
Return on plan assets excluding interest income	1,052	300	1,732
Total other comprehensive gain/(loss)	SFr 956	SFr 726	SFr (1,304)
Weighted average duration period for defined benefit obligation	17 years 1 month 6 days	17 years 7 months 6 days